Long-Lived Assets and Goodwill (Details 2) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
The remainder of 2020	$ 2,637,033
2021	10,508,774	$ 6,943,300
2022	10,079,202	10,385,211
2023	10,079,202	10,346,159
2024	8,024,308	9,916,587
2025	2,621,877	9,916,587
2026	378,187	$ 7,861,692
2027	$ 35,683